Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	77 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000006295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname08636c8f-0b51-4932-83a2-e34305fdce33" style="color: inherit; text-decoration: none;">Class A</a> with maximum sales charge
C000155980
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamef5e5c3ff-08a3-464f-9741-cc545f159d4b" style="color: inherit; text-decoration: none;">Class C</a>
C000006298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname9ff26c20-e143-4d13-80ed-300373ec8f58" style="color: inherit; text-decoration: none;">Class I</a>
C000198830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname5223127f-b549-4285-aef3-a6afad985b38" style="color: inherit; text-decoration: none;">Class IR</a>
C000006297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classname8c1b12d5-d929-4263-828b-0cb0c09cc800" style="color: inherit; text-decoration: none;">Class L</a>
C000126926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	<a href="#Toc" id="classnamec7e0c2cf-4977-4b27-999c-70356abf64bd" style="color: inherit; text-decoration: none;">Class R6</a>
Without Sales Load [Member] | C000006295
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	2.13%			2.98%
Without Sales Load [Member] | C000155980
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	1.41%		2.22%
Without Sales Load [Member] | C000006298
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%	2.41%			3.28%
Without Sales Load [Member] | C000198830
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%	2.46%	3.36%
Without Sales Load [Member] | C000006297
Average Annual Return [Line Items]
Average Annual Return, Percent	10.91%	1.81%			2.70%
Without Sales Load [Member] | C000126926
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%	2.50%			3.35%
Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	9.92%	0.33%			2.12%
Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	9.92%	0.33%		1.93%
Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	9.92%	0.33%			2.12%
Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	9.92%	0.33%	1.87%
Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	9.92%	0.33%			2.12%
Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (Hedged USD) Index
Average Annual Return, Percent	9.92%	0.33%			2.12%
Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	9.92%	0.33%			1.25%
Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	9.92%	0.33%		1.52%
Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	9.92%	0.33%			1.25%
Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	9.92%	0.33%			1.25%
Global Fixed Income Opportunities Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Fixed Income Opportunities Blend Index
Average Annual Return, Percent	9.92%	0.33%			1.25%